Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005493
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%		6.51%	9.56%
Without Sales Load [Member] | C000005494
Average Annual Return [Line Items]
Average Annual Return, Percent	18.18%		6.24%	9.29%
Without Sales Load [Member] | C000005495
Average Annual Return [Line Items]
Average Annual Return, Percent	17.87%		5.97%	9.01%
Without Sales Load [Member] | C000244822
Average Annual Return [Line Items]
Average Annual Return, Percent	18.66%	16.64%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	25.07%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%		7.09%	8.88%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%		7.09%	8.88%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%		7.09%	8.88%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	16.37%